Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Other Intangible Assets [Abstract]
OTHER INTANGIBLE ASSETS

4.	OTHER INTANGIBLE ASSETS

Intangible assets with definite lives consist of the following:

	Weighted
	Average
	Amortization	Gross
	Period	Carrying	Accumulated
	(Years)	Amount	Amortization	Net

December 31, 2010
Customer base	10 years	$538,667	$(88,745)	$449,922
Developed technology	5 years	49,401	(21,664)	27,737
Trade name	3 years	4,300	(179)	4,121
Non-compete agreements	1.5 years	2,900	(242)	2,658

	10 years	$595,268	$(110,830)	$484,438

	Weighted
	Average
	Amortization	Gross
	Period	Carrying	Accumulated
	(Years)	Amount	Amortization	Net

December 31, 2009
Customer base	11 years	$139,259	$(67,559)	$71,700
Developed technology	5 years	40,556	(18,074)	22,482
Non-compete agreements	2 years	2,322	(1,944)	378

	9 years	$182,137	$(87,577)	$94,560

In 2010, we recorded an impairment of approximately $501 related to customer base and acquired developed technology intangible assets acquired from previous acquisitions.

In 2009, we reduced the gross carrying amount and the related accumulated amortization by approximately $21,869 relating to a fully amortized customer base asset within our Spend Management segment.

In 2008, we deemed several intangible assets to be impaired. We recorded an impairment charge of approximately $1,255 to write-off trade names acquired as part of the acquisitions of MD-X Solutions, Inc on July 2, 2007 and XactiMed, Inc on May 18, 2007 in connection with a rebranding of our RCM segment subsequent to the Accuro acquisition. In addition, we recorded an impairment of approximately $581 related to acquired developed technology and other intangible assets acquired from previous acquisitions.

These impairment charges have been recorded to the impairment line item within our consolidated statements of operations.

During the years ended December 31, 2010, 2009 and 2008, we recognized $31,675, $28,753 and $24,316, respectively in amortization expense, inclusive of amounts charged to cost of revenue for amortization of external-use acquired developed technology related to definite-lived intangible assets. Future amortization expense of definite-lived intangibles as of December 31, 2010, is as follows:

Amount

2011	$81,067
2012	73,209
2013	62,722
2014	55,042
2015	49,205
Thereafter	163,193

$484,438